ACCOUNTING POLICIES (Borrowing Costs) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Borrowing costs capitalised	$ 13.1	$ 16.1	$ 7.4